Finance Lease Receivable - Disclosure of payments to be received on finance lease receivables (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023
Disclosure of maturity analysis of finance lease payments receivable [line items]
less: amount representing interest income	$ (923,681)
Finance Lease Receivable	1,215,236
Current Portion of Finance Lease Receivable	137,535	$ 1,051,873
Long Term Portion of Finance Lease Receivable	1,077,701	$ 1,918,483
Year 1 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	364,205
Year 2 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	364,205
Year 3 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	372,605
Year 4 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	346,200
Year 5 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	$ 691,702